Disposals and other non-operating items (Tables)	12 Months Ended
Dec. 31, 2022
Disposals and other non-operating items
Summary of disposals and other non-operating items

	2020	2021	2022
	£m	£m	£m
Revaluation of investments	151	16	9
(Loss)/gain on disposal of businesses and assets held for sale	(21)	39	(18)
Net gain/(loss) on disposals and other non-operating items	130	55	(9)